                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5440
-------------------------------------------------------------------------------

                          MFS INTERMEDIATE INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: October 31, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2003
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 10/31/03

[graphic omitted]

MFS(R) INTERMEDIATE
INCOME TRUST

A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) INTERMEDIATE INCOME TRUST

The trust seeks to preserve capital and provide high current income.

New York Stock Exchange Symbol:  MIN

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       8
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETINGS                    9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     20
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      30
----------------------------------------------------
TRUSTEES AND OFFICERS                             31
----------------------------------------------------
FEDERAL TAX INFORMATION                           33
----------------------------------------------------
CONTACT INFORMATION                               34

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The bond market for the 12 months ended October 31, 2003, was influenced, in our view, by accommodative worldwide monetary policies and low interest rates paid by government bonds. Generally, the yields of U.S. government issues were lower than those offered by most foreign governments.

Although global interest rates on October 31, 2003, were similar to what they had been in October 2002, they were nevertheless fairly volatile during that 12-month period. For example, yields on two-year Treasury securities were up slightly more than 33 basis points (0.33%), those of five-year Treasury notes were up nearly 50 basis points (0.50%), and 10-year bonds rose almost 46 basis points (0.46%). Also during the period, mortgage rates fell to historically low levels in June but then began to inch up as the summer progressed.

In our view, the U.S. economy moved out of a period of uncertainty and into a period where investors began to wonder how much the economy would recover instead of if it would recover. In the third quarter, the U.S. gross domestic product increased 8.2% and surprised investors and economists alike. Most attributed the unexpected rise to a variety of factors, including the Federal Reserve Board's accommodative monetary policy, a cash infusion from the tax rebates, and a general improvement in business and consumer sentiment.

TRUST POSITIONING

We slowly increased our European exposure throughout the period. Our analysts were attracted to the group's higher yields relative to U.S. Treasury and other U.S. government securities. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) The trust kept the portfolio's duration between 3.6 and 3.8 years and maintained its average portfolio quality as "AAA." Duration is a measure of interest-rate sensitivity - the higher the number, the greater the sensitivity.

-----------------------------------------------
TOP 5 FIXED INCOME HOLDINGS
AS OF 10/31/03

U.S. GOVERNMENT                           29.4%
-----------------------------------------------
OECD NON U.S. GOVERNMENT                  20.6%
-----------------------------------------------
AGENCY-BACKED SINGLE FAMILY MORTGAGE-
BACKED SECURITIES                         17.4%
-----------------------------------------------
UNITED STATES AGENCY                      16.8%
-----------------------------------------------
OECD QUASI SOVEREIGN NON U.S.              2.8%
GOVERNMENT
-----------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

DETRACTORS TO NET ASSET VALUE PERFORMANCE

Trust performance lagged toward the end of the period because of its holdings with five-year and longer maturities because interest rates rose more in the 4- to 10-year maturities than in the very short end of the range. As a result, the total return for a 2-year Treasury security was better than that of a 5-year Treasury for the period.

The trust's mortgage-backed bonds underperformed equivalent Treasury securities as prepayments and volatility affected valuations. In the months leading up to the June low, refinancing activity had reached a feverish pitch as mortgage holders took advantage of falling rates. Mortgage rates bottomed in June when the average commitment rate from Freddie Mac (Federal Home Loan Mortgage Corporation) reached 5.25% for a 30-year fixed mortgage, and rose to roughly 6.10% at the end of October 2003.

CONTRIBUTIONS TO PERFORMANCE

The trust's European holdings, its small foreign currency position, and its relatively short duration positively affected investment results. The increase in our European position contributed to the trust's income and to its total return performance. European issues yielded more than comparable U.S. Treasuries throughout the period, and when yields on European issues fell 40 basis points (0.40%) for two-year paper and 10 basis points (0.10%) for 10-year paper, the trust also picked up some capital appreciation on these investments.

Although the trust had a very small position in foreign currencies, that exposure worked well for the trust. The strength of foreign currencies in comparison to a weak U.S. dollar gave an added lift to trust performance.

In addition, the trust's relatively short duration helped mitigate the impact of the increase in U.S. Treasury yields during the summer.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager

------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY FOR THE YEAR ENDED 10/31/03
--------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

-------------------
Year ended 10/31/03
-------------------

                                                 Date                  Price
------------------------------------------------------------------------------
Net asset value                                10/31/2002                $7.57
------------------------------------------------------------------------------
                                               10/31/2003                $7.40
------------------------------------------------------------------------------
New York Stock Exchange                        10/31/2002                $6.91
------------------------------------------------------------------------------
                                                6/16/2003  (high)*       $7.49
------------------------------------------------------------------------------
                                                8/15/2003  (low)*        $6.72
------------------------------------------------------------------------------
                                               10/31/2003                $6.89
------------------------------------------------------------------------------
* For the period November 1, 2002, through October 31, 2003.
--------------------------------------------------------------------------------

TOTAL RETURN VS BENCHMARKS

-------------------
Year ended 10/31/03
-------------------

------------------------------------------------------------------------------
New York Stock Exchange price**                                          5.49%
------------------------------------------------------------------------------
Net asset value                                                          3.42%
------------------------------------------------------------------------------
Citigroup Non-dollar World Government Bond Hedged Index#                 2.58%
------------------------------------------------------------------------------
Citigroup Medium Term (1-10 years) Treasury Government
Sponsored Index#                                                         2.66%
------------------------------------------------------------------------------
**  Includes reinvestment of dividend and capital gain distributions.
 #  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

CITIGROUP NON-DOLLAR WORLD GOVERNMENT BOND HEDGED INDEX - Measures the government bond markets around the world, ex-U.S.

CITIGROUP MEDIUM TERM (1 TO 10 YEARS) TREASURY GOVERNMENT SPONSORED INDEX - Measures the performance of medium-term government bonds.

It is not possible to invest directly in an index.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information on these and other risk considerations.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

-------------------------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (Unaudited) - 10/31/03
-------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Intermediate Income Trust, which was held on October 8, 2003, the following actions were taken:

ITEM 1. To elect a Board of Trustees.

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                          FOR        WITHHOLD AUTHORITY

John W. Ballen                             114,838,905.739       1,651,869.992
--------------------------------------------------------------------------------
William J. Poorvu                          114,791,485.707       1,699,290.024
--------------------------------------------------------------------------------
J. Dale Sherratt                           114,868,499.516       1,622,276.215
--------------------------------------------------------------------------------
Ward Smith                                 114,691,933.526       1,798,842.205
--------------------------------------------------------------------------------

ITEM 2. To act on a shareholder proposal recommending that each Trust's Trustee be required to invest at least 10% of their Trustee's fees in trust shares.

                                          NUMBER OF SHARES

Affirmative                                 15,708,360.046
------------------------------------------------------------
Against                                     36,292,461.707
------------------------------------------------------------
Abstain                                      3,198,438.978
------------------------------------------------------------

ITEM 3. To ratify the selection of independent public accountants for the current fiscal year.

                                          NUMBER OF SHARES

Affirmative                                114,727,433.539
------------------------------------------------------------
Against                                        716,039.970
------------------------------------------------------------
Abstain                                      1,047,302.222
------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/03
--------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.6%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Bonds - 69.2%
-------------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 3.0%
-------------------------------------------------------------------------------------------------------
Commercial Mortgage Corp., 7.206s, 2030 (interest only)              $100,853              $4,516,969
-------------------------------------------------------------------------------------------------------
Commercial Mortgage Corp., 6.04s, 2030                                  6,000               6,557,728
-------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.641s, 2031 (interest only)            95,100               1,157,804
-------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.089s, 2023 (interest only)##             16,675               2,488,108
-------------------------------------------------------------------------------------------------------
First Union Lehman Brothers Bank, 6.56s, 2035                           5,000               5,567,567
-------------------------------------------------------------------------------------------------------
MCAO 1 A, 6.65s, 2024                                                   3,273               3,639,565
-------------------------------------------------------------------------------------------------------
Vende Mortgage Trust, 6s, 2021                                          4,047               4,186,948
-------------------------------------------------------------------------------------------------------
                                                                                          $28,114,689
-------------------------------------------------------------------------------------------------------
Small Business Administration - 3.9%
-------------------------------------------------------------------------------------------------------
SBA, 7.64s, 2010                                                       $7,243              $7,979,225
-------------------------------------------------------------------------------------------------------
SBA, 5.34s, 2021                                                        9,207               9,502,269
-------------------------------------------------------------------------------------------------------
SBA, 6.34s, 2021                                                        3,920               4,219,224
-------------------------------------------------------------------------------------------------------
SBA, 6.35s, 2021                                                        5,899               6,348,289
-------------------------------------------------------------------------------------------------------
SBA, 6.44s, 2021                                                        3,638               3,931,335
-------------------------------------------------------------------------------------------------------
SBA, 6.625s, 2021                                                       4,056               4,416,800
-------------------------------------------------------------------------------------------------------
                                                                                          $36,397,142
-------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 33.0%
-------------------------------------------------------------------------------------------------------
FHLB, 2.25s, 2006                                                     $10,415             $10,378,818
-------------------------------------------------------------------------------------------------------
FHLB, 3.625s, 2008                                                     21,985              21,973,744
-------------------------------------------------------------------------------------------------------
FHLM, 5.5s, 2017                                                        6,348               6,538,915
-------------------------------------------------------------------------------------------------------
FHLM, 6s, 2017                                                          5,310               5,519,094
-------------------------------------------------------------------------------------------------------
FHLMC, 6.875s, 2010                                                    22,900              26,499,628
-------------------------------------------------------------------------------------------------------
FHLMC, 5.125s, 2012                                                    18,600              19,278,751
-------------------------------------------------------------------------------------------------------
FNMA, 5s, 2018 - 2022                                                  15,286              15,683,184
-------------------------------------------------------------------------------------------------------
FNMA, 5.5s, 2006 - 2018                                                23,720              24,661,669
-------------------------------------------------------------------------------------------------------
FNMA, 5.669s, 2006                                                      6,812               7,221,398
-------------------------------------------------------------------------------------------------------
FNMA, 5.75s, 2010                                                       3,650               4,611,717
-------------------------------------------------------------------------------------------------------
FNMA, 6s, 2008 - 2033                                                  54,302              56,669,316
-------------------------------------------------------------------------------------------------------
FNMA, 6.5s, 2031                                                       18,862              19,598,053
-------------------------------------------------------------------------------------------------------
FNMA, 6.942s, 2007                                                      4,945               5,475,918
-------------------------------------------------------------------------------------------------------
FNMA, 7.085s, 2006                                                      2,497               2,724,246
-------------------------------------------------------------------------------------------------------
FNMA, 7.29s, 2006                                                       1,092               1,186,325
-------------------------------------------------------------------------------------------------------
GNMA, 6s, 2033                                                          7,301               7,543,340
-------------------------------------------------------------------------------------------------------
GNMA, 6.5s, 2028 - 2032                                                17,269              18,102,301
-------------------------------------------------------------------------------------------------------
GNMA, 7s, 2031 - 2031                                                  23,443              24,768,550
-------------------------------------------------------------------------------------------------------
GNMA, 7.5s, 2022 - 2032                                                 6,464               6,862,930
-------------------------------------------------------------------------------------------------------
GNMA, 8s, 2026 - 2026                                                   1,288               1,391,629
-------------------------------------------------------------------------------------------------------
GNMA, 8.5s, 2005 - 2009                                                 3,111               3,418,313
-------------------------------------------------------------------------------------------------------
HUD, 5.53s, 2008                                                       11,000              11,950,917
-------------------------------------------------------------------------------------------------------
HUD, 7.198s, 2009                                                       6,000               7,004,610
-------------------------------------------------------------------------------------------------------
                                                                                         $309,063,366
-------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 29.3%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 11.875s, 2003                                     $6,000              $6,020,628
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12.375s, 2004                                     29,500              31,257,315
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375s, 2009                                     26,050              28,448,424
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 13.875s, 2011                                     25,500              32,801,364
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375s, 2012#                                    55,600              71,250,510
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12s, 2013                                         42,500              58,980,353
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375s, 2007                                      10,000              10,580,470
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625s, 2008                                      14,490              14,204,156
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75s, 2008                                        1,750               1,870,039
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5s, 2010                                         4,500               5,220,176
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875s, 2012                                      10,000              10,549,220
-------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25s, 2013                                        3,770               3,754,686
-------------------------------------------------------------------------------------------------------
                                                                                         $274,937,341
-------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $648,512,538
-------------------------------------------------------------------------------------------------------

Foreign Bonds - 26.4%
-------------------------------------------------------------------------------------------------------
Austria - 1.7%
-------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5s, 2007                                     EUR 8,775             $10,959,812
-------------------------------------------------------------------------------------------------------
Republic of Austria, 5s, 2012                                           1,994               2,440,738
-------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65s, 2018                                        2,110               2,448,241
-------------------------------------------------------------------------------------------------------
                                                                                          $15,848,791
-------------------------------------------------------------------------------------------------------

Belgium - 0.4%
-------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75s, 2009                                     EUR 2,302              $2,673,919
-------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5s, 2012                                              849               1,040,669
-------------------------------------------------------------------------------------------------------
                                                                                           $3,714,588
-------------------------------------------------------------------------------------------------------
Brazil - 0.4%
-------------------------------------------------------------------------------------------------------
Republic of Brazil, 9.25s, 2010                                        $3,500              $3,489,500
-------------------------------------------------------------------------------------------------------

Bulgaria - 0.2%
-------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015                                        $198                $225,225
-------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015##                                     1,634               1,858,675
-------------------------------------------------------------------------------------------------------
                                                                                           $2,083,900
-------------------------------------------------------------------------------------------------------
Canada - 2.2%
-------------------------------------------------------------------------------------------------------
Government of Canada, 5.5s, 2009                                   CAD 12,146              $9,756,489
-------------------------------------------------------------------------------------------------------
Government of Canada, 5.25s, 2012                                       1,304               1,021,519
-------------------------------------------------------------------------------------------------------
Government of Canada, 8s, 2023                                          1,069               1,070,402
-------------------------------------------------------------------------------------------------------
Province of Ontario, 7s, 2005                                          $8,020               8,699,326
-------------------------------------------------------------------------------------------------------
                                                                                          $20,547,736
-------------------------------------------------------------------------------------------------------
Chile - 0.1%
-------------------------------------------------------------------------------------------------------
HQI Transelectric Chile S.A., 7.875s, 2011 (Utilities -
Electric Power)                                                          $686                $780,361
-------------------------------------------------------------------------------------------------------

Denmark - 1.0%
-------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7s, 2007                                        DKK 8,520              $1,503,003
-------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6s, 2009                                           20,957               3,618,510
-------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6s, 2011                                           17,873               3,115,212
-------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5s, 2013                                            4,816                 782,562
-------------------------------------------------------------------------------------------------------
                                                                                           $9,019,287
-------------------------------------------------------------------------------------------------------
Dominican Republic
-------------------------------------------------------------------------------------------------------
Republic of Dominican, 9.5s, 2006##                                      $373                $324,510
-------------------------------------------------------------------------------------------------------

Finland - 1.8%
-------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75s, 2006                                    EUR 1,706              $1,969,931
-------------------------------------------------------------------------------------------------------
Republic of Finland, 3s, 2008                                           9,650              10,913,278
-------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375s, 2013                                       2,929               3,681,875
-------------------------------------------------------------------------------------------------------
                                                                                          $16,565,084
-------------------------------------------------------------------------------------------------------

France - 1.5%
-------------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2007                                       EUR 415                $505,540
-------------------------------------------------------------------------------------------------------
Republic of France, 4s, 2009                                           10,095              11,814,888
-------------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2012                                         1,114               1,340,895
-------------------------------------------------------------------------------------------------------
Societe Generale Capital Trust I, 7.875s, 2049 (Banks &
Credit Cos.)                                                              375                 506,633
-------------------------------------------------------------------------------------------------------
                                                                                          $14,167,956
-------------------------------------------------------------------------------------------------------
Germany - 5.6%
-------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25s, 2005 (Banks)                  $10,000             $10,365,120
-------------------------------------------------------------------------------------------------------
KFW Kredit Wiederaufba, 2.375s, 2006 (Banks)                            4,120               4,104,221
-------------------------------------------------------------------------------------------------------
KFW Kredit Wiederaufba, 3.25s, 2008 (Banks)                         EUR 3,268               3,747,954
-------------------------------------------------------------------------------------------------------
Landesbank Baden Wurttemberg, 5.125s, 2007 (Banks)                     $7,700               8,193,947
-------------------------------------------------------------------------------------------------------
Republic of Germany, 4.5s, 2009                                    EUR 19,805              23,837,679
-------------------------------------------------------------------------------------------------------
Republic of Germany, 5.25s, 2010                                        1,941               2,419,340
-------------------------------------------------------------------------------------------------------
                                                                                          $52,668,261
-------------------------------------------------------------------------------------------------------
Greece - 0.3%
-------------------------------------------------------------------------------------------------------
Republic of Greece, 3.5s, 2008                                      EUR 1,651              $1,908,197
-------------------------------------------------------------------------------------------------------
Republic of Greece, 4.6s, 2013                                          1,036               1,220,054
-------------------------------------------------------------------------------------------------------
                                                                                           $3,128,251
-------------------------------------------------------------------------------------------------------
Ireland - 1.7%
-------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25s, 2007                                    EUR 6,155              $7,372,781
-------------------------------------------------------------------------------------------------------
Republic of Ireland, 3.25s, 2009                                        4,788               5,429,288
-------------------------------------------------------------------------------------------------------
Republic of Ireland, 5s, 2013                                           2,857               3,489,286
-------------------------------------------------------------------------------------------------------
                                                                                          $16,291,355
-------------------------------------------------------------------------------------------------------
Italy - 0.6%
-------------------------------------------------------------------------------------------------------
Republic of Italy, 4.5s, 2007                                       EUR 3,213              $3,873,660
-------------------------------------------------------------------------------------------------------
Republic of Italy, 4.75s, 2013                                            154                 184,346
-------------------------------------------------------------------------------------------------------
Republic of Italy, 5.25s, 2017                                          1,331               1,631,753
-------------------------------------------------------------------------------------------------------
                                                                                           $5,689,759
-------------------------------------------------------------------------------------------------------
Malaysia - 0.2%
-------------------------------------------------------------------------------------------------------
Petroliam Nasional, 7.75s, 2015 (Oil Services)                         $1,681              $1,961,727
-------------------------------------------------------------------------------------------------------

Mexico - 1.4%
-------------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Cos.)##                     $3,544              $3,978,140
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010
(Oil Services)                                                             51                  59,670
-------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022
(Oil Services)                                                          2,394               2,609,460
-------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.375s, 2008 (Oil Services)                        2,318               2,735,240
-------------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                     2,205               2,436,525
-------------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                        902               1,289,860
-------------------------------------------------------------------------------------------------------
                                                                                          $13,108,895
-------------------------------------------------------------------------------------------------------
Netherlands - 1.8%
-------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75s, 2007                                 EUR 2,620              $3,277,232
-------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75s, 2009                                     7,977               9,250,474
-------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5s, 2012                                        3,432               4,207,671
-------------------------------------------------------------------------------------------------------
                                                                                          $16,735,377
-------------------------------------------------------------------------------------------------------
New Zealand - 0.8%
-------------------------------------------------------------------------------------------------------
Government of New Zealand, 8s, 2006                                   NZD 884                $573,075
-------------------------------------------------------------------------------------------------------
Government of New Zealand, 7s, 2009                                     7,065               4,518,073
-------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5s, 2013                                   4,010               2,508,833
-------------------------------------------------------------------------------------------------------
                                                                                           $7,599,981
-------------------------------------------------------------------------------------------------------
Panama - 0.2%
-------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                       $1,783              $2,023,705
-------------------------------------------------------------------------------------------------------

Portugal - 0.4%
-------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45s, 2013                                   EUR 2,985              $3,746,297
-------------------------------------------------------------------------------------------------------

Qatar - 0.3%
-------------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030                                            $2,165              $2,987,700
-------------------------------------------------------------------------------------------------------

Spain - 2.7%
-------------------------------------------------------------------------------------------------------
Kingdom of Spain, 7s, 2005                                             $7,800              $8,458,952
-------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6s, 2008                                          EUR 6,955               8,870,980
-------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35s, 2011                                           6,028               7,554,959
-------------------------------------------------------------------------------------------------------
                                                                                          $24,884,891
-------------------------------------------------------------------------------------------------------

Sweden - 0.4%
-------------------------------------------------------------------------------------------------------
AB Spintab, 5s, 2008                                               SEK 27,800              $3,609,865
-------------------------------------------------------------------------------------------------------

United Kingdom - 0.7%
-------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25s, 2007                                GBP 3,256              $5,996,354
-------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $246,974,131
-------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $859,304,357)                                              $895,486,669
-------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 20.2%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                189,582,174            $189,582,174
-------------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.7%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
Goldman Sachs, dated 10/31/03, due 11/03/03, total to
be received $24,950,183 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                              $24,948             $24,948,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,073,834,531)                                    $1,110,016,843
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (18.5)%                                                 (173,363,365)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $936,653,478
-------------------------------------------------------------------------------------------------------
 # Security segregated as collateral for open futures contracts.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

  AUD = Australian Dollars                  GBP = British Pound
  CAD = Canadian Dollars                    NZD = New Zealand Dollars
  DKK = Danish Kroner                       SEK = Swedish Kronor
  EUR = Euro

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS

Investments, at value, including $185,901,220 of
securities on loan (identified cost, $1,073,834,531)          $1,110,016,843
-------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $374,362)               374,361
-------------------------------------------------------------------------------------------------------
Cash                                                                   3,131
-------------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                          2,263,050
-------------------------------------------------------------------------------------------------------
Interest receivable                                               16,470,462
-------------------------------------------------------------------------------------------------------
Other assets                                                          30,327
-------------------------------------------------------------------------------------------------------
Total assets                                                                           $1,129,158,174
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to dividend disbursing agent                                $290,229
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       189,582,174
-------------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts          13,922
-------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts            2,115,829
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                      18,275
-------------------------------------------------------------------------------------------------------
  Transfer and dividend disbursing agent fee                          12,065
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               472,202
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                        $192,504,696
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $936,653,478
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $985,846,657
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   36,401,313
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (77,191,683)
-------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (8,402,809)
-------------------------------------------------------------------------------------------------------
Total                                                                                    $936,653,478
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (135,059,966
issued, less 8,404,650 treasury shares)                                                   126,655,316
-------------------------------------------------------------------------------------------------------
  Net assets                                                    $936,653,478
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                             126,655,316
-------------------------------------------------------------------------------------------------------
  Net asset value                                                                               $7.40
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/03
Net Investment Income

  Interest                                                         $47,688,905
-------------------------------------------------------------------------------------------------------
  Dividends                                                             37,983
-------------------------------------------------------------------------------------------------------
Total investment income                                                                   $47,726,888
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                    $6,407,150
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                               133,530
-------------------------------------------------------------------------------------------------------
  Transfer and dividend disbursing agent fee                           158,325
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                    94,150
-------------------------------------------------------------------------------------------------------
  Investor communication expense                                       441,427
-------------------------------------------------------------------------------------------------------
  Stock exchange fee                                                   108,053
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                        606,429
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         43,150
-------------------------------------------------------------------------------------------------------
  Postage                                                               42,850
-------------------------------------------------------------------------------------------------------
  Printing                                                              54,481
-------------------------------------------------------------------------------------------------------
  Legal fees                                                             9,093
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         75,348
-------------------------------------------------------------------------------------------------------
Total expenses                                                                             $8,173,986
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (13,632)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                               $8,160,354
-------------------------------------------------------------------------------------------------------
Net investment income                                                                     $39,566,534
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                          $29,590,707
-------------------------------------------------------------------------------------------------------
  Futures contracts                                                    (66,298)
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (26,421,846)
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $3,102,563
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                     $(15,194,819)
-------------------------------------------------------------------------------------------------------
  Futures contracts                                                    130,461
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies        1,616,872
-------------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                              $(13,447,486)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                                 $(10,344,923)
-------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $29,221,611
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                            2003                     2002

OPERATIONS

Net investment income                                            $39,566,534              $47,698,070
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                       3,102,563                3,465,610
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             (13,447,486)               7,220,514
------------------------------------------------------------     -----------              -----------
Increase in net assets from operations                           $29,221,611              $58,384,194
------------------------------------------------------------     -----------              -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                      $(51,230,803)            $(55,511,381)
------------------------------------------------------------     -----------              -----------

TRUST SHARE (PRINCIPAL) TRANSACTIONS

Cost of shares reacquired                                                $--              $(3,205,280)
------------------------------------------------------------     -----------              -----------
Total decrease in net assets                                    $(22,009,192)               $(332,467)
------------------------------------------------------------     -----------              -----------

NET ASSETS

At beginning of period                                          $958,662,670             $958,995,137
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income and accumulated
undistributed net investment income of $8,402,809 and
$2,399,510, respectively)                                       $936,653,478             $958,662,670
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years (or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in this report.

FOR YEARS ENDED 10/31

                                                             2003            2002            2001           2000          1999

Net asset value, beginning of period                        $7.57           $7.54           $7.06          $7.25         $7.75
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)(S)                               $0.31           $0.38           $0.48          $0.49         $0.49
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions             (0.08)           0.09            0.48          (0.20)        (0.53)
-------------------------------------------------------  --------      ----------      ----------      ---------     ---------
Total from investment operations                            $0.23           $0.47           $0.96          $0.29        $(0.04)
-------------------------------------------------------  --------      ----------      ----------      ---------     ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $(0.40)         $(0.44)         $(0.49)        $(0.33)       $(0.45)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                         --              --              --          (0.21)        (0.05)
-------------------------------------------------------  --------      ----------      ----------      ---------     ---------
Total distributions declared to shareholders               $(0.40)         $(0.44)         $(0.49)        $(0.54)       $(0.50)
-------------------------------------------------------  --------      ----------      ----------      ---------     ---------
Net increase from repurchase of capital shares                $--             $--+          $0.01          $0.06         $0.04
-------------------------------------------------------  --------      ----------      ----------      ---------     ---------
Net asset value, end of period                              $7.40           $7.57           $7.54          $7.06         $7.25
-------------------------------------------------------  --------      ----------      ----------      ---------     ---------
Per share market value, end of period                       $6.89           $6.91           $6.95          $6.38         $6.25
-------------------------------------------------------  --------      ----------      ----------      ---------     ---------
Total return at market value (%)                             5.49            5.33*          16.93          10.95         (2.92)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                   0.86            0.90            0.93           0.95          0.93
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                                  4.14            5.09            6.62           6.93          6.57
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             90             115              72             93            85
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)                $937            $959            $959           $906          $977
------------------------------------------------------------------------------------------------------------------------------

     +  Per share amount was less than $0.01.
     #  Per share data are based on average shares outstanding.
    ##  Ratios do not reflect reductions from fees paid indirectly.
(S)(S)  As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
        Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
        October 31, 2002 was to decrease net investment income per share by $0.06, and increase realized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets by 0.78%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
     *  As revised, to reflect post closing activity on the NYSE at October 31, 2002. Such amount was previously reported as 5.63%.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward contracts and currency options will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. All other securities (other than short-term obligations), futures contracts and options in the trust's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trust selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $16,972 of Deferred Trustees' Compensation.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the trust relative position in one or more currencies without buying and selling portfolio assets. Investments in index contracts or contracts on related options for purposes other than hedging, may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

The trust may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 1.0%. The trust holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the trust may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the trusts' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above.

The trust may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives,defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2003 and October 31, 2002 was as follows:

                                             10/31/03                 10/31/02

Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                         $51,230,803              $55,511,381
--------------------------------------------------------------------------------
  Long-term capital gain                           --                       --
--------------------------------------------------------------------------------
                                          $51,230,803              $55,511,381
--------------------------------------------------------------------------------
  Tax return of capital                            --                       --
--------------------------------------------------------------------------------
Total distributions declared              $51,230,803              $55,511,381
--------------------------------------------------------------------------------

During the year ended October 31, 2003, accumulated distributions in excess of net investment income decreased by $861,950, accumulated net realized loss on investments and foreign currency transactions increased by $600,195, and paid-in capital decreased by $261,755 due to differences between book and tax accounting for mortgage-backed securities, currency transactions, the offset of net investment loss against short-term capital gain, amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                                 $--
      ------------------------------------------------------------------
      Undistributed long-term capital gain                           --
      ------------------------------------------------------------------
      Capital loss carryforward                             (35,028,896)
      ------------------------------------------------------------------
      Unrealized depreciation                                (5,907,258)
      ------------------------------------------------------------------
      Other temporary differences                            (8,257,025)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

          EXPIRATION DATE

          October 31, 2006                             $(11,137,819)
          ----------------------------------------------------------
          October 31, 2007                              (11,376,973)
          ----------------------------------------------------------
          October 31, 2008                              (11,439,294)
          ----------------------------------------------------------
          October 31, 2010                               (1,074,810)
          ----------------------------------------------------------
          Total                                        $(35,028,896)
          ----------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 5.65% of investment income.

Management fees incurred for the year ended October 31, 2003 were 0.67% of average daily net assets on an annualized basis.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $6,029 as a result of the change in the trust's pension liability for active Trustees and a pension expense of $18,800 for inactive trustees for the year ended October 31, 2003.

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee not to exceed the following annual percentage rates of the trust's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

TRANSFER AGENT - MFSC acts as registrar and dividend disbursing agent for the Trust. The agreement provides that the Trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                 PURCHASES           SALES

U.S. government securities                    $542,657,198    $603,617,884
----------------------------------------------------------------------------
Investments (non-U.S. government securities)  $302,693,430    $309,188,834
----------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                     $1,116,042,557
      ------------------------------------------------------------------
      Gross unrealized appreciation                         $22,425,780
      ------------------------------------------------------------------
      Gross unrealized depreciation                         (28,451,494)
      ------------------------------------------------------------------
      Net unrealized depreciation                           $(6,025,714)
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 135,059,966 full and fractional shares of beneficial interest and have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. No shares of beneficial interest were purchased by the trust during the year ended October 31, 2003. The trust repurchased 480,000 shares of beneficial interest during the year ended October 31, 2002, at an average price per shares of $6.67 and a weighted average discount of 8.54% per share. Transactions in trust shares were as follows:

                             Year ended 10/31/03           Year ended 10/31/02
                            SHARES        AMOUNT        SHARES           AMOUNT

Treasury shares reacquired    --            $--        480,000        $3,205,280
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the trust for the year ended October 31, 2003, was $6,773. The trust had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                       SALES
-----------------------------------------------------------------------------------------------------------------
                                          CONTRACTS TO                                             NET UNREALIZED
                                            DELIVER/         IN EXCHANGE         CONTRACTS          APPRECIATION
     SETTLEMENT DATE                         RECEIVE             FOR             AT VALUE          (DEPRECIATION)

                      11/03/03  AUD           7,981,428        $5,514,232        $5,650,264          $(136,032)
                       1/13/04  CAD          28,261,310        20,980,771        21,392,312           (411,541)
                      12/17/03  DKK          58,347,235         9,172,429         9,101,314             71,115
                       1/20/04  EUR         222,806,061       260,112,994       258,401,619          1,711,375
                       1/13/04  GBP           6,339,505        10,569,560        10,738,399           (168,839)
                      12/17/03  NZD          25,783,728        15,351,612        15,746,626           (395,014)
                       1/13/04  SEK          43,687,703         5,565,475         5,586,954            (21,479)
                                                             ------------      ------------           --------
                                                             $327,267,073      $326,617,488           $649,585
                                                             ============      ============           ========
-----------------------------------------------------------------------------------------------------------------

              PURCHASES

-----------------------------------------------------------------------------------------------------------------
                       1/13/04  AUD          13,536,419        $9,210,576        $9,552,832           $342,256
                      12/17/03  CAD          17,643,884        13,361,661        13,371,736             10,075
                      12/17/03  DKK          11,816,789         1,870,663         1,843,246            (27,417)
                       1/13/04  EUR         108,087,301       126,401,403       125,478,918           (922,485)
                       1/13/04  GBP           5,988,263        10,017,800        10,146,029            128,229
                      11/03/03  NZD          12,891,864         7,896,267         7,892,979             (3,288)
                      11/03/03  SEK          20,757,622         2,688,811         2,659,077            (29,734)
                                                             ------------      ------------          ---------
                                                             $171,447,181      $170,944,817          $(502,364)
                                                             ============      ============          =========
-----------------------------------------------------------------------------------------------------------------

At October 31, 2003, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                                                UNREALIZED
DESCRIPTION                                  EXPIRATION       CONTRACTS        POSITION       DEPRECIATION

U.S. Treasury Notes 5 Yr.                 December 2003              81           Short           $(2,977)
------------------------------------------------------------------------------------------------------------

At October 31, 2003, the trust had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. Prior to November 1, 2001, the trust did not amortize premium nor accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the trust, but resulted in a $27,387,322 reduction in cost of securities and a corresponding $27,387,322 increase in net unrealized appreciation, based on securities held by the trust on November 1, 2001.

(9) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the trust's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

These regulatory developments do not relate to closed-end investment companies such as the trust, and the trust has not been named as a defendant in any of the aforementioned lawsuits. Although MFS does not believe that these lawsuits will have a material adverse effect on the trust, there can be no assurance that the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in an increase in the market discount of the trust's shares or other adverse consequences to the trust.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Intermediate Income Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Intermediate Income Trust (the "Trust"), as of October 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Intermediate Income Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 18, 2003

------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Intermediate Income Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                         ABBY M. O'NEILL (born 04/27/28)
Chairman                                                     Trustee
Massachusetts Financial Services Company,                    Private investor; Rockefeller Financial Services, Inc.
Chairman                                                     (investment advisers), Chairman and
                                                             Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                        LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                    Trustee
Chief Executive Officer and Director                         Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                            WILLIAM J. POORVU (born 04/10/35)
Trustee                                                      Trustee
Massachusetts Financial Services Company,                    Private investor; Harvard University Graduate School
President, Chief Investment Officer and Director             of Business Administration, Class of 1961 Adjunct Professor
                                                             in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                         CBL & Associates Properties, Inc. (real estate
                                                             investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                      J. DALE SHERRATT (born 09/23/38)
Brigham and Women's Hospital, Chief of Cardiac               Trustee
Surgery; Harvard Medical School, Professor of Surgery        Insight Resources, Inc. (acquisition planning
                                                             specialists), President; Wellfleet Investments (investor
WILLIAM R. GUTOW (born 09/27/41)                             in health care companies), Managing General Partner
Trustee                                                      (since 1993); Cambridge Nutraceuticals (professional
Private investor and real estate consultant;                 nutritional products), Chief Executive Officer (until
Capitol Entertainment Management Company                     May 2001)
(video franchise), Vice Chairman
                                                             ELAINE R. SMITH (born 04/25/46)
J. ATWOOD IVES (born 05/01/36)                               Trustee
Trustee                                                      Independent health care industry consultant
Private investor; KeySpan Corporation (energy related
services), Director; Eastern Enterprises (diversified        WARD SMITH (born 09/13/30)
services company), Chairman, Trustee and Chief               Trustee
Executive Officer (until November 2000)                      Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                               ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                        Assistant Treasurer
Massachusetts Financial Services Company, Chief              Massachusetts Financial Services Company, Vice
Executive Officer and Director                               President (since August 2000); UAM Fund Services,
                                                             Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                      RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior             Treasurer
Vice President and Associate General Counsel                 Massachusetts Financial Services Company, Senior
                                                             Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                             York, Senior Vice President (September 2000 to July
Secretary and Clerk                                          2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Senior             Executive Vice President and Chief Financial Officer
Vice President, General Counsel and Secretary                (prior to September 2000); Lexington Funds,
                                                             Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                          ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice               Assistant Treasurer
President (since April 2003); Brown Brothers                 Massachusetts Financial Services Company,
Harriman & Co., Senior Vice President                        Vice President
(November 2002 to April 2003); ING Groep N.V./
Aeltus Investment Management, Senior Vice President          JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                     Assistant Treasurer
                                                             Massachusetts Financial Services Company, Senior
                                                             Vice President


The Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are elected for fixed terms. The
Board of Trustees is currently divided into three classes, each having a term of three years. Each year the term of one class expires. Each Trustee's term of office expires on the date of the third annual meeting following the election to office of the
Trustee's class. Each Trustee will serve until next elected or his or her earlier death, resignation, retirement or removal.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIANS
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                  225 Franklin Street, Boston, MA 02110

PORTFOLIO MANAGER                                           JP Morgan Chase Manhattan Bank
James J. Calmas(1)                                          One Chase Manhattan Plaza
                                                            New York, NY 10081

                                                            AUDITORS
                                                            Deloitte & Touche LLP

(1)MFS Investment Management

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS
-------------------------------------------------------------------------------

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

NUMBER OF SHAREHOLDERS

As of October 31, 2003, our records indicate that there are 8,727 registered shareholders and approximately 61,500 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116
                                                             MIN-ANN-12/03 85M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2004 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2004 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time. [Applicable for closed-end fund annual reports covering periods ending on or after the compliance date for the listing standards applicable to the closed-end fund. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.]

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by Massachusetts Financial Services Company ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The MFS Proxy Policies are set forth below:

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

                               SEPTEMBER 17, 2004

         Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies included within the MFS Family of Funds (the "MFS Funds").

         These policies and procedures include:

                  A. Voting Guidelines;

                  B. Administrative Procedures;

                  C. Monitoring System;

                  D. Records Retention; and

                  E. Reports.

     A.  VOTING GUIDELINES

         1.       GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

                  MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

                  MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

                  As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

                  From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

                  These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

         2.       MFS' POLICY ON SPECIFIC ISSUES

              NON-SALARY COMPENSATION PROGRAMS

                  Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

                  Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

                  MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

                  MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

                  MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

                  "GOLDEN PARACHUTES"

                  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

                  ANTI-TAKEOVER MEASURES

                  In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

                  REINCORPORATION AND REORGANIZATION PROPOSALS

                  When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

                  DILUTION

                  There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

                  CONFIDENTIAL VOTING

                  MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

                  INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF

                  While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various the audit committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

                  INDEPENDENT AUDITORS

                  Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

                  BEST PRACTICES STANDARDS

                  Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate
         - the proposal is consistent with the best long-term economic interests of our clients.

                  FOREIGN ISSUERS - SHARE BLOCKING

                  In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

                  SOCIAL ISSUES

                  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

                  The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

                  Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

     B.  ADMINISTRATIVE PROCEDURES

         1.       MFS PROXY REVIEW GROUP

                  The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

                  a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

                  b. Determines whether any material conflicts of interest
                     exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

                  c. Considers special proxy issues as they may arise from time to time.

                  The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

         2.       POTENTIAL CONFLICTS OF INTEREST

                  The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

                  In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

                  a. Compare the name of the issuer of such proxy against a
                     list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

                  b. If the name of the issuer does not appear on the MFS
                     Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

                  c. If the name of the issuer appears on the MFS Significant
                     Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

                  d. For all potential material conflicts of interest
                     identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

                  The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

         3.       GATHERING PROXIES

                  Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

                  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

         4.       ANALYZING PROXIES

                  After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

--------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

                  Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

                  As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

                  As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

         5.       VOTING PROXIES

                  After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

     C.  MONITORING SYSTEM

                  It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

                  When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

     D.  RECORDS RETENTION

                  MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

     E.  REPORTS

                  MFS FUNDS

                  Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and
         (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

                  ALL MFS ADVISORY CLIENTS

                  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time. [Required for closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August, 2004 for June 30, 2004 reporting period.)]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

     (3) Any written solicitation to purchase securities under 23c-1 under the Act (17 C.F.R. 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time. [For closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August 2004 for June 30, 2004 reporting period.)]

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
     78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
     Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE INCOME TRUST



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date:  January 5, 2004
---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date:  January 5, 2004
---------------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:   January 5, 2004
---------------------------


* Print name and title of each signing officer under his or her signature.